SUBSEQUENT EVENT (Details) ฿ / shares in Units, $ / shares in Units, $ in Thousands, ฿ in Millions								12 Months Ended
	Mar. 18, 2026 USD ($)	Mar. 11, 2026 USD ($)	Feb. 27, 2026 USD ($) $ / shares	Feb. 27, 2026 THB (฿) ฿ / shares	Feb. 20, 2026 USD ($) $ / shares shares	Feb. 13, 2026 USD ($)	Feb. 02, 2022 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued (in shares) | shares							6,796,558
Issuance of common stock for cash							$ 7,900
Dividends recognised as distributions to owners								$ 303	$ 1	$ 284
CTW Beta Co., Ltd. | Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares								9,825
Major ordinary share transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued (in shares) | shares					20,616,227
Weighted average share price (in USD per share) | $ / shares					$ 1.66
Issuance of common stock for cash					$ 34,100
Dividends transaction | Charoong Thai Wire And Cable Public Company Limited
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Dividends recognised as distributions to owners			$ 1,000	฿ 31.8
Dividends recognised as distributions to owners per share (Baht per share) | ฿ / shares				฿ 0.08
Dividends recognised as distributions to non-controlling interests			$ 500
Capital Transaction | Asia Pacific New Energy Corporation Limited ("APNEC")
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Increase through other contributions by owners, equity						$ 3,800
Capital Transaction | Pacific Smart System Corporation Limited ("PSSC") (Formerly YASHIN Energy Corporation Limited)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Increase through other contributions by owners, equity	$ 1,300
Decrease through other distributions to owners, equity		$ 3,200
Disposal of major subsidiary | CTW Beta Co., Ltd. | Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Weighted average share price (in USD per share) | $ / shares			$ 105
Consideration paid (received)			$ 1,000